Subsequent Events (Narrative) (Details) In Millions, unless otherwise specified					0 Months Ended		0 Months Ended
	Dec. 31, 2014 Particle Inc. [Member]	Apr. 29, 2015 Subsequent Event [Member] Particle Inc. [Member]	Apr. 29, 2015 Subsequent Event [Member] Particle Inc. [Member] Series C preferred share [Member] USD ($)	Apr. 29, 2015 Subsequent Event [Member] Particle Inc. [Member] Ordinary share and Class A ordinary share [Member] USD ($)	Jan. 14, 2015 Subsequent Event [Member] Shanghai Miaoqiu Network Culture Co., Ltd. ("Miaoqiu") [Member] CNY	Jan. 29, 2015 Subsequent Event [Member] Beijing Phoenix Lilita Information Technology Co Ltd [Member] CNY	Feb. 13, 2015 Subsequent Event [Member] Hangzhou Qike Technology Co., Ltd. [Member] CNY	Apr. 01, 2015 Subsequent Event [Member] Lifeix Inc. [Member] USD ($)
Subsequent Event [Line Items]
Percentage of equity interest acquired			21.98%	14.41%		5.00%		0.30%
Aggregate purchase price			$ 30.0	$ 27.6		0.5		$ 1.0
Percentage of equity interests owned by the Company on an as-if converted basis	18.42%	49.02%
Financial support provided to subsidiary or VIE					34.0
Contributed capital							4.5
Equity interests owned by the Company							45.00%